Long-term investments (Details Textual) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended			1 Months Ended
	Oct. 11, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2010
Equity Method Investment, Profit Sharing Percentage		75.00%
Payments to Acquire Equity Method Investments	$ 955
Income (Loss) from Equity Method Investments		14,222	13,444	16,190
Equity Method Investment, Ownership Percentage		50.00%
Cummins Westport, Inc. [Member]
Equity Method Investment, Profit Sharing Percentage		25.00%
Equity Method Investment, Summarized Financial Information, Net Income (Loss)		15,181	17,022	25,599
Income (Loss) from Equity Method Investments		8,136	9,433	13,232
Equity Method Investment, Ownership Percentage		50.00%
Westport Light Duty Canada Inc [Member]
Equity Method Investment, Profit Sharing Percentage					35.00%
Equity Method Investment, Summarized Financial Information, Net Income (Loss)					4,316
Income (Loss) from Equity Method Investments		$ 6,027	$ 4,264	$ 2,881